Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Summary of fair values of financial instruments in levels of assets and liabilities

As at December 31, 2021, there were no changes in the levels in comparison to December 31, 2020. The fair values of financial instruments are summarized as follows:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets

Amortized cost
Cash	291	291	819	819
Receivables and other receivable ¹	1,065	1,065	3,646	3,646

Fair value through other comprehensive income
Other financial assets (Level 1)	15	15	16	16

Financial liabilities

Amortized cost
Bank indebtedness	6,706	6,706	9,636	9,636
Accounts payable and accrued liabilities	7,067	7,067	4,528	4,528
Loan payable and current portion of long-term debt	517	517	363	363
Long-term debt	15,762	15,762	14,917	14,917

¹	Amounts exclude value added tax (“VAT”) recoverable of $2,868 and $1,939 as December 31, 2021 and 2020.

Summary of financial assets and liabilities denominated for foreign currencies

As at December 31, 2021, the Company had financial assets and liabilities denominated in the following foreign currencies:

	CAD	AR$	USD	Euro	GBP
Cash	$107	$130	54	$-	$-
Other working capital (deficit) items - net	(140)	(5,218)	(8,080)	(207)	19
Non-current financial assets	-	401	-	-	15
Non-current financial liabilities	-	-	(15,762)	-	-

Schedule of company obligations by contractual maturity

The contractual obligations of the Company’s liabilities are as follows:

As of December 31, 2021	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bank indebtedness	$6,706	$6,706	-	-	-
Accounts payable and accrued liabilities	6,859	6,859	-	-	-
Accounts payable with related parties	208	208	-	-	-
Loan payable and current portion of long-term debt	517	517	-	-	-
Long-term debt	255	-	255	-	-
Long-term debt with related parties	15,507	-	15,507	-	-
Reclamation and remediation obligations	6,188	-	5,142	-	1,046
Other long-term payables	8	-	8	-	-
Total	$36,248	$14,290	$20,912	-	$1,046